Government Grants	12 Months Ended
Dec. 31, 2017
Government Grants [Abstract]
Government Grants [Text Block]
Note 13.	Government Grants

The Company entered into several contracts with Institute for Information Industry (III) during 2015, 2016 and 2017 primarily for the development of certain new leading products or technologies. Details of these contracts are summarized below:

Authority		Total Grant		Execution Period	Product Description
		(in thousands)

III	NT$	72,000	(US$2,416)	January 2013 to June 2014	MEMS Development Program
III		27,500	(US$923)	April 2013 to December 2014	Wafer-Level Lens Development Program
III		135,000	(US$4,265)	August 2014 to July 2017	LCOS Display Module Development Program
III		10,000	(US$336)	January 2017 to December 2018	Electronic control of large aperture liquid crystal lens technology in the wisdom glasses platform

Government grants recognized by the Company as a reduction of research and development expense in the consolidated statements of income in 2015, 2016 and 2017 were $1,508 thousand, $1,431 thousand and $717 thousand, respectively.